INCOME TAXES (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and qualifying accounts disclosure
At beginning of year	$ (23,863,461)
At end of year	(16,606,440)	$ (23,863,461)
Valuation Allowance of Deferred Tax Assets
Valuation and qualifying accounts disclosure
At beginning of year	(23,863,461)	(26,251,543)	$ (24,303,518)
Current year additions	(309,697)	(71,991)	(1,239,840)
Current year reversals	6,866,306	1,879,698
Effect of exchange rate changes	700,412	580,375	(708,185)
At end of year	$ (16,606,440)	$ (23,863,461)	$ (26,251,543)